Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 3 - INVENTORIES, NET

a.	Inventories on December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
Work in progress	$286	$173
Finished goods	154	541
	$440	$714

b.	The Company recorded inventories write-downs of $286, $866 and $296 for the years ended December 31, 2024, 2023 and 2022, respectively, which were recorded as part of cost of revenues.